Acquisitions - Schedule of Fair Values of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Nov. 04, 2020	Apr. 22, 2020	Dec. 31, 2019	Aug. 31, 2019
Goodwill		$ 21,062,453	$ 21,062,455			$ 21,062,455
Merger Agreement [Member]
Cash					$ 182,883
Prepaid expense					56,175
Accounts payable and other current liabilities assumed					(1,391,302)
Net assets/ liability acquired					(1,152,244)
Goodwill	[1]				4,879,999
Total purchase price	[2]				$ 3,727,755
Merger Agreement [Member] | PointR [Member]
Cash				$ 6,403
Fixed Assets				56,792
Other assets assumed (excluding cash and fixed assets)				260,905
In-process research and development				1,377,200
Liabilities assumed				(17,964)
Net assets/ liability acquired				1,683,336
Goodwill		$ 16,182,456		16,182,456			$ 16,182,456
Total purchase price				$ 17,865,792

[1]	The primary items that generate goodwill include the value of the synergies between the acquired company and Oncotelic, Inc. and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles is not deductible for tax purposes. The Company has considered the valuation as a preliminary allocation of assets and liabilities and may adjust such estimates in the future, if deemed material.
[2]	The total purchase price of $3,727,755 represents the consideration transferred from Mateon in the Merger and was calculated based on the number of shares of Common Stock outstanding at the date of the Merger.